UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083
                                                     ---------

       Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund
           -----------------------------------------------------------

               (Exact name of registrant as specified in charter)
                         99 Park Ave. New York, NY 10016
           -----------------------------------------------------------

               (Address of principal executive offices) (Zip code)
           -----------------------------------------------------------

                     (Name and address of agent for service)
              Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------
                         Date of fiscal year end: 12/31
                                                  -----

                        Date of reporting period: 3/31/06
                                                  -------

ITEM 1.  Schedule of Investments.

WORLDWIDE EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                      NO. OF SHARES                 SECURITIES                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
ARGENTINA 0.9%
                                    220,000         Inversiones y Representaciones S.A.
                                                           (Sponsored GDR) +                                           $ 2,607,000
                                                                                                                  -----------------

BRAZIL 5.8%
                                     32,000         Guararapes Confeccoes SA                                             1,456,414
                                  1,043,973         Investimentos Itau S.A.                                              4,534,818
                                    115,000         Petroleo Brasileiro S.A. (Sponsored ADR)                             9,967,050
                                    115,000         Vivax SA +                                                           1,382,763
                                                                                                                  -----------------
                                                                                                                        17,341,045
                                                                                                                  -----------------

CHINA 1.9%
                                  2,084,000         China Mengnui Dairy Co. Ltd. #                                       2,320,120
                                     50,000         The9 Ltd.  (ADR) +                                                   1,487,500
                                  1,230,000         Weiqiao Textile Co. #                                                1,858,234
                                                                                                                  -----------------
                                                                                                                         5,665,854
                                                                                                                  -----------------

EGYPT 0.5%
                                     25,000         Orascom Telecom
                                                           Holding SAE (USD) # R                                         1,365,266
                                                                                                                  -----------------

HONG KONG 5.6%
                                  3,520,000         Chen Hsong Holdings  #                                               2,175,954
                                  5,320,000         CNOOC Ltd. #                                                         4,143,541
                                  1,140,000         Kingboard Chemical Holdings Ltd. #                                   3,437,476
                                  1,026,000         Lifestyle International Holdings Ltd. #                              1,757,856
                                    440,000         Midland Holdings Ltd. #                                                245,375
                                  2,745,000         Techtronic Industries Co. #                                          4,931,997
                                                                                                                  -----------------
                                                                                                                        16,692,199
                                                                                                                  -----------------
HUNGARY 0.8%
                                     70,000         OTP Bank Rt. #                                                       2,421,383
                                                                                                                  -----------------

INDIA 4.1%
                                     35,000         Bharat Electronics, Ltd. #                                           1,045,133
                                     45,000         Infosys Technologies Ltd. #                                          3,028,932
                                    360,000         Mahindra & Mahindra Ltd. #                                           5,070,655
                                    125,000         Reliance Industries Ltd. #                                           2,232,646
                                     50,000         Tata Motors Ltd. #                                                   1,046,341
                                                                                                                  -----------------
                                                                                                                        12,423,707
                                                                                                                  -----------------

INDONESIA 2.4%
                                  1,250,000         PT Astra International Tbk #                                         1,546,300
                                 36,000,000         PT Berlian Laju Tanker Tbk #                                         5,615,536
                                                                                                                  -----------------
                                                                                                                         7,161,836
                                                                                                                  -----------------

ISRAEL 0.6%
                                    500,000         Israel Chemicals Ltd.  #                                             1,772,523
                                                                                                                  -----------------

LUXEMBOURG 0.8%
                                     14,000         Tenaris S.A.  (ADR)                                                  2,529,380
                                                                                                                  -----------------

MALAYSIA 1.2%
                                    895,000         MAA Holdings BHD                                                       753,306
                                    132,920         Multi-Purpose Holdings BHD Rights
                                                           (MYR 1.00, expiring 2/26/09) +                                    5,774
                                    795,000         Transmile Group BHD                                                  2,741,305
                                                                                                                  -----------------
                                                                                                                         3,500,385
                                                                                                                  -----------------

MEXICO 3.3%
                                  1,743,800         Cintra, S.A. de C.V.+                                                  560,875
                                    370,000         Consorcio ARA, S.A. de C.V.                                          1,649,091
                                    798,500         Corporacion GEO, S.A. de C.V. (Series B)+                            3,045,259
                                      8,200         Grupo Aeroportuario del Pacifico, S.A. de C.V. +                       261,990
                                  1,280,000         Grupo Financiero Banorte S.A. de C.V.                                3,046,569
                                    400,000         Grupo Modelo S.A. de C.V (Series C)                                  1,470,352
                                                                                                                  -----------------
                                                                                                                        10,034,136
                                                                                                                  -----------------


NIGERIA 0.1%
                                  3,000,000         Guaranty Trust Bank                                                    353,258
                                                                                                                  -----------------

PANAMA 1.1%
                                    140,000         Copa Holdings S.A. +                                                 3,199,000
                                                                                                                  -----------------

PHILIPPINES 1.4%
                                     82,000         Philippine Long Distance Telephone
                                                           Co. (Sponsored ADR)                                           3,080,740
                                    256,400         SM Investments Corp. #                                               1,147,845
                                                                                                                  -----------------
                                                                                                                         4,228,585
                                                                                                                  -----------------

POLAND 0.0%
                                         64         LPP S.A.  # +                                                           13,331
                                                                                                                  -----------------

RUSSIA 5.7%                         285,000         AO Ritek  # +                                                        2,745,231
                                    150,000         LUKOIL (Sponsored ADR)                                              12,480,000
                                    200,000         TNK-BP Holding OJSC (USD) +                                            620,000
                                      5,000         Vismpo-Avisma Corp. (USD) #                                          1,154,017
                                                                                                                  -----------------
                                                                                                                        16,999,248
                                                                                                                  -----------------

SINGAPORE 1.8%
                                  2,400,000         Citiraya Industries Ltd. + #                                                 -
                                  2,100,000         Ezra Holdings Ltd.   #                                               3,336,267
                                  2,151,000         First Engineering Ltd. #                                             1,514,025
                                    550,000         Goodpack Ltd.  #                                                       635,854
                                     31,250         Goodpack Ltd. Warrants
                                                           (SGD 1.00, expiring 4/13/07) +                                   17,116
                                                                                                                  -----------------
                                                                                                                         5,503,262
                                                                                                                  -----------------

SOUTH AFRICA 8.3%
                                    501,000         African Bank Investments Ltd. #                                      2,442,533
                                    240,000         Bidvest Group Ltd. #                                                 4,424,030
                                  2,269,200         FirstRand Ltd. #                                                     7,337,476
                                    175,000         Naspers Ltd. #                                                       3,560,690
                                     65,000         SABMiller PLC #                                                      1,273,490
                                    315,000         Spar Group Ltd. #                                                    1,950,687
                                    115,775         Sun International Ltd. #                                             1,847,686
                                    750,000         Woolworths Holdings Ltd. #                                           1,992,128
                                                                                                                  -----------------
                                                                                                                        24,828,720
                                                                                                                  -----------------

SOUTH KOREA 20.1%
                                     42,000         From30 Co. Ltd. + #                                                    865,614
                                    127,000         Hynix Semiconductor Inc. + #                                         3,750,072
                                     32,000         Hyundai Mipo Dockyard #                                              2,747,351
                                     84,500         Hyundai Mobis #                                                      7,469,115
                                     32,000         Hyundai Motor Co. #                                                  2,683,323
                                    106,820         Insun ENT Co. Ltd. #                                                 1,395,793
                                    302,250         Kenertec Co. Ltd. #                                                  2,379,630
                                     99,000         Kookmin Bank #                                                       8,485,523
                                     94,000         LS Industrial Systems Co. Ltd. #                                     3,221,652
                                    125,000         Phicom Corp. #                                                       1,492,111
                                     16,450         Samsung Electronics Co. Ltd. #                                      10,621,121
                                    181,000         SFA Engineering Corp. #                                              5,962,932
                                      5,550         Shinsegae Co. Ltd. #                                                 2,529,482
                                     88,755         STX Shipbuilding Co Ltd. + #                                         1,732,251
                                    312,157         Taewoong Co. Ltd. #                                                  5,221,320
                                                                                                                  -----------------
                                                                                                                        60,557,290
                                                                                                                  -----------------

TAIWAN 15.5%
                                  1,684,751         Advantech Co., Ltd. #                                                4,657,412
                                  2,834,671         Asia Vital Components Co. Ltd. #                                     1,343,256
                                  1,078,500         Basso Industry Corp. #                                               1,963,194
                                  1,562,563         Career Technology Co., Ltd. #                                        1,431,491
                                    440,000         Catcher Technology Co. Ltd. #                                        3,945,674
                                  3,750,000         Formosa Taffeta Co. Ltd.  #                                          1,953,328
                                    330,000         Foxconn Technology Co Ltd. #                                         2,095,156
                                  1,440,090         Gemtek Technology Corp. #                                            2,441,110
                                    150,000         High Tech Computer Corp. #                                           4,086,106
                                  1,045,103         HON HAI Precision Industry Co. Ltd. #                                6,447,100
                                  4,060,000         King Yuan Electronics Co. Ltd. #                                     4,076,381
                                    158,000         MediaTek, Inc. #                                                     1,824,211
                                    510,744         Novatek Microelectronics Corp. Ltd. #                                3,624,251
                                    713,000         Tong Yang Industry Co. Ltd. #                                          901,203
                                    324,000         Tsann Kuen Enterprise Co.  #                                           497,293
                                  1,750,000         Uni-President Enterprises Corp. #                                    1,066,791
                                  1,668,848         Yuanta Core Pacific Securities Co.  #                                1,008,262
                                  1,850,000         Zyxel Communications Corp. #                                         3,091,881
                                                                                                                  -----------------
                                                                                                                        46,454,100
                                                                                                                  -----------------

THAILAND 1.6%
                                  5,500,000         Asian Property Development PCL                                         594,212
                                    605,000         Bangkok Bank PCL   #                                                 1,694,675
                                  6,689,760         Minor International PCL                                              1,402,483
                                    668,976         Minor International  PCL  Warrants
                                                           (THB 6.00, expiring 3/29/08) + #                                 21,886
                                    205,000         Siam Cement PCL +   #                                                1,240,655
                                                                                                                  -----------------
                                                                                                                         4,953,911
                                                                                                                  -----------------

TURKEY 2.1%
                                    210,000         Enka Insaat ve Sanayi A.S.  #                                        2,869,996
                                    499,999         GSD Holding  A.S. (New Shares) +                                       572,702
                                    750,000         GSD Holding A.S.   #                                                   884,871
                                    282,499         Haci Omer Sabanci Holding A.S.  #                                    1,991,386
                                                                                                                  -----------------
                                                                                                                         6,318,955
                                                                                                                  -----------------

UNITED KINGDOM 0.7%
                                     45,000         Lonmin Plc  #                                                        2,080,973
                                                                                                                  -----------------
TOTAL COMMON STOCKS 86.3%
(Cost: $164,282,146)                                                                                                   259,005,347
                                                                                                                  -----------------

PREFERRED STOCK:
BRAZIL 4.2%
                                100,000,000         AES Tiete S.A.                                                       2,772,643
                                  3,275,000         Caemi Mineracao e Metalurgia S.A.                                    5,796,325
                                     48,000         Cia Vale de Rio Doce (ADR)                                           2,075,040
                                     77,600         Petroleo Brasileiro S.A.                                             1,546,980
                                    125,000         Randon Participacoes S.A.                                              541,821
                                                                                                                  -----------------
TOTAL PREFERRED STOCKS 4.2%
(Cost: $4,992,912)                                                                                                      12,732,809
                                                                                                                  -----------------

SHORT-TERM OBLIGATIONS 7.9%                                           DATE OF MATURITY                COUPON
                                                           ------------------------------------------------------

Repurchase Agreement: Purchased on
3/31/06; Maturity value 23,700,503 (with
State Street Bank & Trust Co.,
collateralized by $25,090,000 Federal
National Mortgage Association 3.25% due
8/15/08 with a value of $24,171,003)
(Cost: $23,693,000)                                                   04/03/06                        3.75%             23,693,000





TOTAL INVESTMENTS 98.4%
(Cost: $192,968,058)                                                                                                   295,431,156
OTHER ASSETS LESS LIABILITIES 1.6%                                                                                       4,850,729
                                                                                                                  -----------------
NET ASSETS 100.0%                                                                                                    $ 300,281,885
                                                                                                                  =================


GLOSSARY:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

----------------------------

+  -  Non-income producing

# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $199,186,390 which represented 66.3% of net assets.

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid and the market value amounted to $1,365,266 or 0.5% of total net assets.


Restricted securities held by the Fund are as follows:

                                                                                                VALUE AS % OF NET
         SECURITY                      ACQUISITION DATE       ACQUISITION COST     VALUE             ASSETS
         --------                      -----------------      ----------------     -----       ------------------
Orascom Telecom Holding SAE               8/24/2005               1,124,500      $ 1,365,266          0.5%
                                                                                ==========================

Summary of Investments by Sector                         % of Net Assets
--------------------------------------------               ----------
Basic Materials                                                 6.6%
Communications                                                  5.0%
Consumer, Cyclical                                             14.0%
Consumer, Non-cyclical                                          2.7%
Diversified                                                     3.7%
Energy                                                         10.5%
Financial                                                      11.5%
Industrial                                                     21.3%
Technology                                                     14.3%
Utilities                                                       0.9%
Short-Term Obligations                                          7.9%
Other Assets & Liabilities                                      1.6%
                                                           ---------
                                                              100.0%
                                                           =========


SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund

By Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date: May 30, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer,
     Worldwide Emerging Markets Fund
     --------------------------------------------------

Date: May 30, 2006
      -----------------

By   /s/ Bruce J. Smith, Chief Financial Officer,
     Worldwide Emerging Markets Fund
     ---------------------------------------------------

Date: May 30, 2006